Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans	$ 71	$ 96	$ 80
Net gain (loss) on sale of impaired and written-off loans	(10)	(46)	11
Allowances for credit losses	2,958	3,814
Carrying value of renegotiated loans	37	8,649
Renegotiated loans classified as performing		8,485
Renegotiated loans written off	21	49	$ 36
Real estate properties held for sale	11	27
12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of renegotiated loans	29	1,469
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,564	3,303
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses off balance sheet	394	511
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance on Individually identified impaired loans	498	727
Gross impaired loans	2,169	3,638
Loans past due but not classified as impaired	1,671	2,911
Real estate properties held for sale received on foreclosed impaired loan	27	44
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,447	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	1,725	2,375
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,447	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	3,825	4,875
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,447	3,075
Modelled allowance account for credit losses of financial assets based on assumptions	$ 1,775	$ 2,300
Expected credit loss period	12 months